Label	Element	Value
Lazard US Systematic Small Cap Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Lazard US Systematic Small Cap Equity ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	156.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization U.S. companies. The Investment Manager considers “small capitalization companies” to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index (ranging from approximately $4.4 million to $38.0 billion as of March 31, 2026). Equity securities include common stocks, depositary receipts, including ADRs, Global Depositary Receipts and European Depositary Receipts. The Portfolio considers a company or issuer to be a “U.S. company” if: (i) the company/issuer is organized under the laws of or is domiciled in the U.S. or maintains its principal place of business in the U.S.; (ii) the security, or security of such company/issuer, is traded principally in the U.S.; or (iii) during the most recent fiscal year of the company/issuer, the company/issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or that has at least 50% of its assets in the U.S.

The Investment Manager seeks to achieve the investment objective through investing in an actively managed, diversified, long-only portfolio comprised primarily of equity securities of small capitalization U.S. companies. The Portfolio typically invests in 200 to 600 companies.

The Portfolio may invest up to 20% of its assets in other securities which need not be equity securities of small cap U.S. companies, including investments in larger U.S. companies and in non-U.S. companies.

The Investment Manager actively manages the Portfolio using its proprietary investment strategy that creates and applies fundamental and quantitative techniques into a fully systematic process, which is designed to convert fundamental criteria and market data into various quantitative formulas to make investment decisions. The Investment Manager terms this its “Automated Fundamental Analyst” investment framework, which involves steps including the following:

• identification of a fundamental opportunity, a recurring market inefficiency where the Investment Manager believes that investors are not fully incorporating the impact of a company’s changing operating fundamentals and/or attractive valuations;

• converting this market observation into quantified conditions utilizing proprietary process, knowledge and techniques;

• attempting to validate the observation through extensive proprietary testing that includes historical data, minimum targeted return objectives and persistence hurdles;

• through the operation of each Automated Fundamental Analyst, a number of securities are identified; and

• the securities selection process is implemented systematically into automated daily operations.

The Investment Manager selects investments for the Portfolio by applying the foregoing securities selection process to an investable universe of all publicly-traded equity securities, with a focus on small cap companies. However, Automated Fundamental Analysts, which may change over time, may be applied to the broad market or specific to a particular sector or industry. In addition, the selection process described above is not sequential, and certain criteria may be given more importance than others. Target position sizes are determined at the time of investment based on the input of one or more Automated Fundamental Analysts and subsequently monitored on an ongoing basis.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard US Systematic Small Cap Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on September 12, 2025.

The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.

The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lazardassetmanagement.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. Performance results shown in the bar chart and the performance table below include the performance of the Institutional Class of Lazard US Systematic Small Cap Equity Portfolio, another investment company advised by the Investment Manager (the “Predecessor Portfolio”). The assets of the Predecessor Portfolio were transferred to the Portfolio in a tax-free reorganization on September 12, 2025. The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.The bar chart shows the Portfolio’s year-by-year performance and average annual performance compared to that of a broad measure of market performance and an index that is generally more representative of the types of market sectors and/or types of investments in which the Portfolio invests. Updated performance information for the Portfolio is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns As of December 31, 2025
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter:
2022, Q4	18.40%

Worst Quarter:
2020, Q1	-22.12%

Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Lazard US Systematic Small Cap Equity ETF | Principal Investment Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard US Systematic Small Cap Equity ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Lazard US Systematic Small Cap Equity ETF | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

Lazard US Systematic Small Cap Equity ETF | Issuer Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Lazard US Systematic Small Cap Equity ETF | Small Cap Companies Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small Cap Companies Risk: Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Lazard US Systematic Small Cap Equity ETF | Quantitative Model Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Quantitative Model Risk: The success of the Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

Lazard US Systematic Small Cap Equity ETF | Depositary Receipts Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Depositary Receipts Risk: ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

Non-U.S. Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard US Systematic Small Cap Equity ETF | Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as companies in the industrials sector, and the Portfolio would be expected to be affected by developments in that sector.

Industrials. Companies in the industrials sector can be significantly affected by, among other things: supply and demand for products and services, product obsolescence, government regulation, changes in commodity prices, claims for environmental damage and product liability and imposition of import controls.

Lazard US Systematic Small Cap Equity ETF | Securities Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Lazard US Systematic Small Cap Equity ETF | High Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

High Portfolio Turnover Risk: The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high transaction costs and an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Lazard US Systematic Small Cap Equity ETF | Authorized Participant Concentration Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Concentration Risk: Only an authorized participant may engage in creation or redemption transactions directly with the Portfolio. The Portfolio has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. The Portfolio has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Portfolio and no other authorized participant creates or redeems, Shares may trade at a discount to net asset value and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Lazard US Systematic Small Cap Equity ETF | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: Certain shareholders, including other funds advised by the Investment Manager, may from time to time own a substantial amount of the Portfolio’s shares. In addition, a third party investor, the Investment Manager or an affiliate of the Investment Manager, an Authorized Participant, a market maker, or another entity may invest in the Portfolio and hold its investment for a limited period of time. There can be no assurance that any large shareholder would not redeem or sell its investment. Redemptions of a large number of Portfolio shares could require the Portfolio to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Portfolio to make taxable distributions to its shareholders earlier than the Portfolio otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions (to the extent redemptions are effected in cash), diluting its investment returns. These large redemptions may also force the Portfolio to sell portfolio securities when it might not otherwise do so, which may negatively impact the Portfolio’s net asset value, increase the Portfolio’s brokerage costs and/or have a material effect on the market price of the Portfolio shares.

Lazard US Systematic Small Cap Equity ETF | Market Trading Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk: The net asset value of the Portfolio and the market price of your investment in Portfolio shares may fluctuate. Market prices of Portfolio shares may fluctuate, in some cases significantly, in response to the Portfolio’s net asset value, the intraday value of the Portfolio’s holdings and supply and demand for shares. The Portfolio faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares. Any of these factors, among others, may result in shares trading at a significant premium or discount to net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. In addition, because liquidity in certain underlying securities may fluctuate, shares may trade at a larger premium or discount to net asset value than shares of other kinds of ETFs. If a shareholder purchases shares at a time when the market price is at a premium to the net asset value or sells shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the shares, respectively. Additionally, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the Portfolio’s underlying holdings.

Where all or a portion of the Portfolio’s underlying securities trade in a market that is closed when the market in which the Portfolio’s shares are listed and trading is open, there may be differences between the last quote from the security’s closed foreign market and the value of the security during the Portfolio’s domestic trading day, and liquidity in such securities may also be reduced after the applicable closing times. This in turn could lead to differences between the market price of the Portfolio’s shares and the underlying value of those shares and widened bid-ask spreads or fixing or settlement times.

Lazard US Systematic Small Cap Equity ETF | No Guarantee of Active Trading Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

No Guarantee of Active Trading Market Risk: There can be no assurance that an active trading market for Portfolio shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in stressed market conditions because market makers and Authorized Participants may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Portfolio’s market price and its underlying net asset value.

Lazard US Systematic Small Cap Equity ETF | Trading Issues Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Trading Issues Risk: Trading in Portfolio shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in shares on the listing exchange inadvisable. In addition, trading in shares on the listing exchange is subject to trading halts caused by extraordinary market volatility pursuant to the listing exchange “circuit breaker” rules. In the event of a trading halt or unanticipated early closing of the listing exchange, a shareholder may be unable to purchase or sell shares of the Portfolio. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the Portfolio will continue to be met or will remain unchanged.

Lazard US Systematic Small Cap Equity ETF | Limited Operating History Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Limited Operating History Risk: The Portfolio has not commenced operations. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Portfolio achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Portfolio, which may be subject to heightened volatility. In addition, there can be no assurance that the Portfolio will grow to or maintain an economically viable size.

Lazard US Systematic Small Cap Equity ETF | Lazard US Systematic Small Cap Equity ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.61%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 762
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(22.12%)
Annual Return [Percent]	oef_AnnlRtrPct	(16.33%)
Annual Return [Percent]	oef_AnnlRtrPct	19.80%
Annual Return [Percent]	oef_AnnlRtrPct	12.92%
Annual Return [Percent]	oef_AnnlRtrPct	5.78%

[1]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, until May 1, 2027, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs, so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[2]	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses are .60% of the Portfolio’s average net assets.